March 31, 1997

Dear Shareholder:

    As a new mutual fund, the America Asia Allocation Growth Fund ("AAAGF") is in the forefront of a developing investment trend; the flexibility to invest in the best economies, and the fastest growing companies in those economies. America and Asia are now and we expect will be the best economies going into the 21st Century. The companies that are fastest growing in these economies are in the early stages of their growth cycle. Many are not yet discovered by Wall Street. Others are going through a transitional period that requires patience.
    Our Fund's multi-capitalization approach attempts to moderate risk, and our focus on small capitalization companies with excellent growth potential helps us to achieve our objective of maximum capital appreciation (Aggressive Growth).
    During the first six months of our Funds' new life, the small-cap markets in the United States have gone through a major correction. In many cases, former favorite emerging growth companies are down 25-50% in their stock price when compared to their highs of 1996. Other domestic aggressive growth mutual funds with similar objectives as AAAGF are down as much as 20-30% in net asset value during this time frame (October 1996 - March 1997).
    The Asia stock markets have also gone through a correction since October 1996 ranging from small corrections in Malaysia, Singapore and Korea, to corrections of more than 10% in Hong Kong and Japan. We do not currently own shares of Asia based companies except those traded on U.S. exchanges. Contrary to Asia stock market corrections, our Asia allocation and selections, traded on U.S. exchanges, have given us solid gains during these last six months. Likewise, our U.S. large-cap selections have also been mostly profitable. As a result, we were able to offset some losses on our U.S. small-cap holdings.
    In light of these stock market scenarios, our performance for these first six months is encouraging, though certainly not satisfactory. Given the early stages of their growth cycle, many of our portfolio companies' stocks are reflecting a high degree of volatility.
    Our combined America-Asia theme is reflected in most of our portfolio holdings. This is consistent with our funds' long-term goals.
    As an investment, mutual funds are bought for the long-term, especially those that are growth oriented. While we are unable to predict what the short-term prospects for the stock markets in Asia and the U.S. may be, we continue to believe in the future of the companies in which we invest.
    The adage that one should own more shares of good companies, especially when their stock prices go down holds even more true for mutual funds. What others may view as caution, investors see them as buying opportunities. We thank you for your trust and look forward to serving you in the future.

                                                  Sincerely,

                                                  /s/James C. Tso
                                                  ---------------

                                                  James C. Tso

 THERE ARE SPECIAL RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, THESE INCLUDE
   RISKS RELATED TO SOCIAL AND POLITICAL INSTABILITY, MARKET ILLIQUIDITY AND
                              CURRENCY VOLATILITY.

AMERICA ASIA ALLOCATION GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               MARCH 31, 1997
--------------------------------------------------------------------------------

                                                                        MARKET
 SHARES                                                                 VALUE
 ------                                                               ----------

          COMMON STOCKS - 94.73%
          ENERGY - 3.46%
   3,500  AES China Generating Co. Ltd., Class A*..................   $   57,750
                                                                      ----------
          FINANCIAL SERVICES - 1.74%
   2,000  CU Bancorp...............................................       29,000
                                                                      ----------
          MANUFACTURING - 17.80%
  20,000  CML Group, Inc. .........................................       37,500
  50,000  Decora Industries, Inc.*.................................       39,060
   3,500  Deswell Industries, Inc. ................................       63,000
   5,000  Deswell Industries, Inc. Warrants*.......................       22,500
  10,000  ITEQ, Inc.*..............................................       65,000
   1,800  Polk Audio, Inc.*........................................       17,100
   1,500  Technology Research Corp. ...............................        6,187
   5,000  Zindart Ltd., ADR*.......................................       46,250
                                                                      ----------
                                                                         296,597
                                                                      ----------
          MEDICAL & HEALTH - 17.40%
   5,000  Biosource International, Inc.*...........................       35,938
 100,000  Cryomedical Sciences, Inc.*..............................       50,000
  14,000  Cyanotech Corp.*.........................................       77,875
  10,000  Genelabs Technologies, Inc.*.............................       43,750
  40,000  Vasomedical, Inc.*.......................................       82,500
                                                                      ----------
                                                                         290,063
                                                                      ----------
          NATURAL RESOURCES - 1.46%
   8,000  Yamana Resources, Inc.*..................................       24,323
                                                                      ----------
          TECHNOLOGY, COMPUTERS & SOFTWARE - 12.88%
     500  Computer Associates International, Inc. .................       19,437
     500  Crystal Systems Solutions*...............................        6,000
   5,000  InteliData Technologies Corp.*...........................       25,000
   2,000  Level 8 Systems, Inc.*...................................       26,500
   6,000  Netrix Corp.*............................................       15,750
   3,000  Octel Communications Corp.*..............................       47,625
   5,000  PSINet, Inc.*............................................       36,875
  15,000  Syquest Technology, Inc.*................................       37,500
                                                                      ----------
                                                                         214,687
                                                                      ----------

                See accompanying notes to financial statements.

AMERICA ASIA ALLOCATION GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                               MARCH 31, 1997
--------------------------------------------------------------------------------

                                                                       MARKET
 SHARES                                                                VALUE
 ------                                                              ----------

           COMMON STOCKS - CONTINUED
           TELECOMMUNICATIONS SERVICES & EQUIPMENT - 26.22%
   25,000  Amnex, Inc.*...........................................   $   65,625
    3,000  Celeritek, Inc.*.......................................       33,000
    3,000  Digital Transmission Systems, Inc.*....................       32,250
   12,000  Digital Transmission Systems, Inc. Warrants*...........       34,500
    2,200  Ericsson (LM) Telefonaktiebolaget, ADR.................       74,388
    1,000  Hong Kong Telecommunications, Ltd., ADR................       16,375
   11,200  InterDigital Communications Corp.*.....................       58,800
    2,000  LCI International, Inc.*...............................       33,500
      500  Lucent Technologies, Inc. .............................       26,375
    3,500  Westinghouse Electric Corp. ...........................       62,125
                                                                     ----------
                                                                        436,938
                                                                     ----------
           TRANSPORTATION - 13.77%
   10,000  Brilliance China Automotive Holdings, Ltd. ............       55,000
    8,000  Ek Chor China Motorcycle Co., Ltd. ....................       48,000
    8,000  Fritz Companies, Inc.*.................................       77,500
    5,000  World Airways, Inc.*...................................       37,500
    4,000  WorldCorp, Inc.*.......................................       11,500
                                                                     ----------
                                                                        229,500
                                                                     ----------
           TOTAL COMMON STOCKS (COST $1,816,615)..................    1,578,858
                                                                     ----------
 PRINCIPAL
  AMOUNT
 ---------
           SHORT-TERM INVESTMENTS - 8.25%
 $137,591  The Bank of New York Cash Reserve Fund, 4.40%..........      137,591
                                                                     ----------
           TOTAL SHORT TERM INVESTMENTS (COST $137,591)...........      137,591
                                                                     ----------
           TOTAL INVESTMENTS (COST $1,954,206**) - 102.98%........    1,716,449
           OTHER LIABILITIES, LESS OTHER ASSETS - (2.98%).........      (49,748)
                                                                     ----------
           NET ASSETS - 100.00%...................................   $1,666,701
                                                                     ==========
 * Non-income producing security
** Cost for Federal income tax purposes is $1,954,206 and net unrealized depreciation consists of:
           Gross unrealized appreciation..........................   $   89,671
           Gross unrealized depreciation..........................     (327,428)
                                                                     ----------
           Net unrealized depreciation............................   $ (237,757)
                                                                     ==========

                See accompanying notes to financial statements.

AMERICA ASIA ALLOCATION GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS
 Investments in securities at market value (Cost $1,954,206) (Note
  1)............................................................... $1,716,449
 Dividends and interest receivable.................................        594
 Deferred unamortized organization costs (Note 1)..................     58,556
 Other assets......................................................     18,885
                                                                    ----------
    TOTAL ASSETS...................................................  1,794,484
                                                                    ----------
LIABILITIES
 Investment securities purchased...................................     59,337
 Due to Advisor (Note 3)...........................................     67,517
 Accrued distribution fees.........................................        929
                                                                    ----------
    TOTAL LIABILITIES..............................................    127,783
                                                                    ----------
NET ASSETS......................................................... $1,666,701
                                                                    ==========
CLASS A SHARES:
 Net assets applicable to 53,230 shares; unlimited number of shares of beneficial interest authorized with no par value.............. $  240,103
                                                                    ==========
 Net asset value and redemption price per Class A Share ($240,103 /
  53,230 shares)................................................... $     4.51
                                                                    ==========
 Offering price per share ($4.51 / 0.95)........................... $     4.75
                                                                    ==========
CLASS D SHARES:
 Net assets applicable to 316,011 shares; unlimited number of shares of beneficial interest authorized with no par value....... $1,426,598
                                                                    ==========
 Net asset value, offering and redemption price per Class D Share
  ($1,426,598 / 316,011 shares).................................... $     4.51
                                                                    ==========
NET ASSETS CONSIST OF:
 Paid-in capital................................................... $1,861,454
 Accumulated net investment loss...................................     (7,174)
 Accumulated net realized gain on investments......................     50,178
 Net unrealized depreciation on investments........................   (237,757)
                                                                    ----------
    NET ASSETS..................................................... $1,666,701
                                                                    ==========

                See accompanying notes to financial statements.

AMERICA ASIA ALLOCATION GROWTH FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                                OCTOBER 2, 1996*
                                                                    THROUGH
                                                                 MARCH 31, 1997
                                                                  (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME
 Dividends.....................................................    $   5,437
 Interest......................................................        5,313
                                                                   ---------
    TOTAL INCOME...............................................       10,750
                                                                   ---------
EXPENSES
 Investment advisory fees (Note 3).............................       13,036
 Administration fees...........................................       25,648
 Registration fees.............................................       18,275
 Transfer agent fees...........................................       15,449
 Accounting fees...............................................       15,000
 Amortization of organization costs (Note 1)...................        6,444
 Custodian fees................................................        5,120
 Directors' fees...............................................        3,000
 Distribution fees - Class D (Note 3)..........................        2,179
 Distribution fees - Class A (Note 3)**........................          102
 Miscellaneous expenses........................................          736
                                                                   ---------
    TOTAL EXPENSES.............................................      104,989
     Expenses reimbursed by Advisor (Note 3)...................      (87,065)
                                                                   ---------
    NET EXPENSES...............................................       17,924
                                                                   ---------
NET INVESTMENT LOSS............................................       (7,174)
                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain from security transactions..................       50,178
 Net change in unrealized depreciation of investments..........     (237,757)
                                                                   ---------
 Net realized and unrealized loss on investments...............     (187,579)
                                                                   ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...........    $(194,753)
                                                                   =========

 * Class D Shares commenced investment operations October 2, 1996. ** Class A Shares commenced investment operations December 18, 1996.

                See accompanying notes to financial statements.

AMERICA ASIA ALLOCATION GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE PERIOD
                                                               OCTOBER 2, 1996*
                                                                   THROUGH
                                                                MARCH 31, 1997
                                                                 (UNAUDITED)
                                                               ----------------
OPERATIONS
 Net investment loss..........................................    $   (7,174)
 Net realized gain on investments.............................        50,178
 Net change in unrealized depreciation of investments.........      (237,757)
                                                                  ----------
  Net decrease in net assets resulting from operations........      (194,753)
                                                                  ----------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
   Class A Shares**...........................................       264,006
   Class D Shares.............................................     1,560,856
 Shares redeemed:
   Class A Shares.............................................             0
   Class D Shares.............................................       (63,408)
                                                                  ----------
 Increase in net assets derived from capital share
  transactions (a)............................................     1,761,454
                                                                  ----------
   Total increase in net assets...............................     1,566,701
                                                                  ----------
NET ASSETS
 Beginning of period..........................................       100,000
                                                                  ----------
 End of period................................................    $1,666,701
                                                                  ==========
(a)Transactions in capital stock were:
 Shares sold:
   Class A Shares.............................................        53,230
   Class D Shares.............................................       308,754
 Shares redeemed:
   Class A Shares.............................................             0
   Class D Shares.............................................       (12,743)
                                                                  ----------
Increase in shares outstanding................................       349,241
                                                                  ==========

 * Class D Shares commenced investment operations October 2, 1996. ** Class A Shares commenced investment operations December 18, 1996.

                See accompanying notes to financial statements.

AMERICA ASIA ALLOCATION GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                              CLASS A SHARES    CLASS D SHARES
                                            ------------------ ----------------
                                              FOR THE PERIOD    FOR THE PERIOD
                                            DECEMBER 18, 1996* OCTOBER 2, 1996*
                                                 THROUGH           THROUGH
                                              MARCH 31, 1997    MARCH 31, 1997
                                               (UNAUDITED)       (UNAUDITED)
                                            ------------------ ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.......      $  4.75           $  5.00
                                                 -------           -------
 Loss From Investment Operations:
 Net investment loss.......................        (0.02)            (0.02)
 Net losses on securities (both realized
  and unrealized)..........................        (0.22)            (0.47)
                                                 -------           -------
  Total from investment operations.........        (0.24)            (0.49)
                                                 -------           -------
NET ASSET VALUE, END OF PERIOD.............      $  4.51           $  4.51
                                                 =======           =======
TOTAL RETURN + ............................       (5.05%)/1/        (9.80%)/1/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000s).......      $   240           $ 1,427
 Ratio of expenses to average net assets:
  Before expense reimbursement.............       16.09% /2/        16.09% /2/
  After expense reimbursement..............        2.75% /2/         2.75% /2/
 Ratio of net investment income to average
  net assets:
  Before expense reimbursement.............      (14.45%)/2/       (14.45%)/2/
  After expense reimbursement..............       (1.11%)/2/        (1.11%)/2/
 Portfolio turnover rate...................       52.50% /1/        52.50% /1/
 Average commission rate paid..............      $0.0478           $0.0478

* Commencement of investment operations.
+ Total return calculation does not reflect sales load.
/1/ Not Annualized.
/2/ Annualized.

                See accompanying notes to financial statements.

AMERICA ASIA ALLOCATION GROWTH FUND
NOTES TO FINANCIAL STATEMENTS                         MARCH 31,1997 (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
SAGE/TSO Trust (the "Trust") is an open-end, diversified management investment company organized as a series business trust under the laws of the State of Delaware. The Trust is currently comprised of one series called America Asia Allocation Growth Fund (the "Fund"). The Fund currently offers two separate classes of shares: Class A Shares and Class D Shares. Both classes of shares are identical except as to the sales charge, minimum initial investment and dividends. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION. Foreign securities are valued as of the close of trading on the primary exchange on which they trade. The value is then converted to U.S. dollars using current exchange rates. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. RISKS ASSOCIATED WITH FOREIGN SECURITIES. Foreign securities investments involve special risks and considerations not typically associated with those of U.S. origin. These risks include, but are not limited to re-evaluation of currencies, adverse political, social and economic developments and less reliable information about issuers. Moreover, securities of many foreign companies and markets may be less liquid and their prices more volatile than those of U.S. companies and markets.

D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

E. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

F. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

G. INCOME AND EXPENSE ALLOCATION. All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes.

AMERICA ASIA ALLOCATION GROWTH FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED            MARCH 31, 1997 (UNAUDITED)
-------------------------------------------------------------------------------


NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, totaled $2,309,322 and $542,885, respectively, for the period ended March 31, 1997.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES SAGE/TSO Investment Management L.P. (the "Adviser"), a registered investment adviser, provides the Fund with investment advisory services. For providing investment advisory services, the Fund pays the Adviser a monthly fee which is calculated daily by applying an annual rate of 2.00% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee, and/or reimburse expenses of the Fund to the extent necessary in order to limit net operating expenses for the first year of operations to an annual rate of not more than 2.75% of the Fund's average daily net assets. For the period ended March 31, 1997, advisory fees of $13,036 were waived by the Adviser and the Adviser reimbursed the Fund $87,065. The Board of Trustees of the Fund has adopted separate distribution plans for each class of shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in each distribution plan, each class of shares will pay an annual fee up to 0.35% of the respective classes' average daily net assets to FPS Broker Services, Inc., the Fund's distributor, as compensation for its services. For the period ended March 31, 1997, the Fund reimbursed the Distributor $2,281 for distribution costs incurred. Certain officers and trustees of the Fund are affiliated persons of the Adviser.

                      [This page intentionally left blank]

                              [LOGO APPEARS HERE]



The financial information included in this report has been taken from the books and records of the Fund without examination by the Fund's independent accountants, who express no opinion thereon. This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objective, policies, expenses and other information.

                                               SEMI-ANNUAL REPORT



















BOARD OF TRUSTEES
 James C. Tso
 William L. Fang                                 [LOGO APPEARS HERE]
 Dr. Stuart S. Malawer
 Dr. John N. Paden
 Patricia A. Shelton

OFFICERS
 James C. Tso, President
 William L. Fang, Secretary and Treasurer

INVESTMENT ADVISER
 Sage/Tso Investment Management L.P.
 8027 Leesburg Pike, Suite 610
 Vienna, Virginia 22182

UNDERWRITER
 FPS Broker Services, Inc.
 3200 Horizon Drive
 King of Prussia, Pennsylvania 19406

SHAREHOLDER SERVICES
 FPS Services, Inc.
 3200 Horizon Drive
 King of Prussia, Pennsylvania 19406
 (888) 289-4769
 (610) 239-4600

CUSTODIAN                                                    MARCH 31
 The Bank of New York                                        1 . 9 . 9 . 7
 48 Wall Street
 New York, New York 10286

LEGAL COUNSEL
 Kirkpatrick & Lockhart LLP
 1800 Massachusetts Avenue, N.W.
 Washington, District of Columbia 20036-1800

INDEPENDENT ACCOUNTANTS
 Price Waterhouse LLP
 30 South Seventeenth Street
 Philadelphia, Pennsylvania 19103                             SAGE/TSO

                                                              INVESTMENT
For Additional Information about America
                                                              MANAGEMENT LP
Asia Allocation Growth Fund call:


888.AAA.5876